SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Beginning balance				$ 33,346				$ 37,073	$ 33,346	$ 37,073
Ending balance	$ 34,912				$ 33,346				$ 34,912	$ 33,346	$ 37,073
Dividends declared per common share (in dollars per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.32	$ 0.32	$ 0.32
Adjustments to investment securities before reclassifications											$ (1,979)
BioPharma
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Reclass from AOCI, net of taxes											836
Currency translation, net of taxes											688
Accumulated other comprehensive income (loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Beginning balance				$ (4,860)				$ (9,749)	$ (4,860)	$ (9,749)	(11,732)
Ending balance	$ (2,272)				$ (4,860)				(2,272)	(4,860)	(9,749)
Accumulated other comprehensive income (loss) | Previously Reported
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Beginning balance								(9,749)		(9,749)
Ending balance											(9,749)
Currency translation adjustments including noncontrolling interests
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
AOCI before reclass, net of taxes									(1,326)	(101)	(255)
Reclass from AOCI, net of taxes									0	(71)	691
Other comprehensive income (loss)									(1,326)	(172)	435
AOCI before reclass, taxes									144	(90)	(25)
Reclass from AOCI, taxes									0	87	0
Currency translation adjustments including noncontrolling interests | Previously Reported
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Beginning balance				(4,569)				(4,395)	(4,569)	(4,395)	(4,818)
Ending balance					(4,569)					(4,569)	(4,395)
Currency translation adjustments attributable to noncontrolling interests
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Other comprehensive income (loss)									(2)	2	2
Currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Beginning balance				(4,569)				(4,386)	(4,569)	(4,386)
Other comprehensive income (loss)									(1,324)	(174)	433
Ending balance	(5,893)				(4,569)				(5,893)	(4,569)	(4,386)
Benefit plans including noncontrolling interests
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Beginning balance				3,646				(5,395)	3,646	(5,395)	(7,024)
AOCI before reclass, net of taxes									2,117	6,225	(1,256)
Reclass from AOCI, net of taxes									772	2,819	2,888
Other comprehensive income (loss)									2,889	9,044	1,632
Ending balance					3,646					3,646	(5,395)
AOCI before reclass, taxes									597	1,643	(283)
Reclass from AOCI, taxes									216	793	805
Benefit plans attributable to noncontrolling interests
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Other comprehensive income (loss)									3	3	4
Benefit plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Beginning balance				3,646				(5,395)	3,646	(5,395)
Other comprehensive income (loss)									2,886	9,041	1,628
Ending balance	6,531				3,646				6,531	3,646	(5,395)
Investment securities and cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Beginning balance				5,172				32	5,172	32
AOCI before reclass, net of taxes									(7,135)	(1,343)	(39)
Reclass from AOCI, net of taxes									36	44	(39)
Other comprehensive income (loss)									(7,099)	(1,299)	(78)
Ending balance	(1,927)				5,172				(1,927)	5,172	32
AOCI before reclass, taxes									(1,861)	(386)	21
Reclass from AOCI, taxes									(20)	23	(25)
Investment securities and cash flow hedges | Previously Reported
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Beginning balance				5,172				6,471	5,172	6,471	109
Ending balance					5,172					5,172	6,471
Long-duration insurance contracts
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Beginning balance				(9,109)				0	(9,109)	0
AOCI before reclass, net of taxes									8,126	2,599	0
Reclass from AOCI, net of taxes									0	0	0
Other comprehensive income (loss)									8,126	2,599	0
Ending balance	$ (983)				(9,109)				(983)	(9,109)	0
AOCI before reclass, taxes									2,160	691	0
Reclass from AOCI, taxes									0	0	0
Long-duration insurance contracts | Previously Reported
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Beginning balance				$ (9,109)				$ (11,708)	$ (9,109)	(11,708)	0
Ending balance					$ (9,109)					$ (9,109)	$ (11,708)